Related Parties Payable (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Borrowing of funds	$ 445,614	$ 154,137
Yan, Keyan [Member]
Disclosure of transactions between related parties [line items]
Borrowing of funds	$ 445,614	$ 154,137